FAIR VALUE OF ASSETS AND LIABILITIES - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans
Beginning balance	¥ 1,375,221	¥ 1,450,707
Origination of loan principal		1,149,731
Collection of principal	(593,350)	(1,226,602)
Change in fair value	(126,109)	1,385
Decrease due to disposal of the beneficial rights of the Consolidated ABFE	(237,270)
Ending balance	418,492	1,375,221
Changes in fair value related to balance outstanding at the end of the year	(120,015)	2,161
Payable to investors
Beginning balance	626,207	1,222,180
Interest and penalties received	151,603	334,087
Deductibles expenses associated with the Consolidated ABFE operating	(9,766)	(32,796)
Principal and interest payments to investors of Consolidated ABFE	(139,033)	(655,527)
Change in fair value	(129,975)	(241,737)
Decrease due to disposal of the beneficial rights of the consolidated ABFE	(499,036)
Ending balance	0	626,207
Changes in fair value related to balance outstanding at the end of the year	¥ 0	¥ (241,302)